10. Leases (Details - lease maturities) (June 30, 2019)	Jun. 30, 2019 USD ($)
Leases [Abstract]
Six months ended December 31, 2019	$ 30,632
2020	62,183
2021	64,048
2022	43,655
Total payment	200,518
Amount representing intertest	(17,111)
Lease obligations, net	$ 183,407